Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Correction of an error in connection with the purchase price accounting Knology, Inc.
Increase in net deferred tax liability						$ 13.6
Increase in goodwill						13.6
Bad Debt
Period of delinquency after which Company disconnects services to customers			60 days
Change in the allowance for doubtful accounts
Balance at beginning of year	12.3	9.2	9.2	3.3
Provision charged to expense	4.9	4.4	19.2	18.9	11.6
Accounts written off			(21.3)	(14.8)
Other			5.2	1.8
Balance at end of year			$ 12.3	$ 9.2	$ 3.3